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                               AIM BALANCED FUND
                           AIM GLOBAL UTILITIES FUND
                                AIM GROWTH FUND
                              AIM HIGH YIELD FUND
                                AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                             AIM MONEY MARKET FUND
                            AIM MUNICIPAL BOND FUND
                                 AIM VALUE FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                       SUPPLEMENT DATED OCTOBER 20, 1995
        TO THE PROSPECTUS DATED MAY 1, 1995, AS REVISED OCTOBER 9, 1995


         Effective October 19, 1995, The Bank of New York became the custodian for AIM MUNICIPAL BOND FUND. The address of The Bank of New York is 110 Washington Street, New York, New York 10286.